Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 6,862,000	$ 9,385,000	$ 12,457,000
Restricted cash	8,727,000	18,852,000	102,000
Accounts receivable, net of allowance	33,711,000	55,324,000	39,978,000
Prepaid expenses and other	7,650,000	5,748,000	5,077,000
Total current assets	56,950,000	89,309,000	57,614,000
Long-term assets:
Property and equipment, net of accumulated depreciation	4,244,000	4,559,000	4,133,000
Deferred debt issuance costs, net	3,313,000	3,950,000	0
Deferred offering costs	3,957,000
Deposits and other	972,000	965,000	919,000
Deferred income taxes, net	640,000	595,000	75,000
Total assets	70,076,000	99,378,000	62,741,000
Current liabilities:
Current maturities of long-term debt	11,750,000	24,750,000	14,814,000
Accounts payable	9,256,000	8,839,000	3,823,000
Accrued expenses	39,253,000	36,650,000	26,152,000
Deferred insurance settlement	13,230,000	0
Liability for embedded derivatives	9,800,000	5,400,000	0
Deferred revenue	125,882,000	137,293,000	91,145,000
Accrued litigation settlement		0	121,411,000
Total current liabilities	209,171,000	212,932,000	257,345,000
Long-term liabilities:
Long-term debt, net of current maturities	68,406,000	63,314,000	0
Deferred revenue	27,082,000	27,538,000	15,933,000
Liability for redeemable warrants	21,336,000	7,269,000	0
Other long-term liabilities	4,129,000
Deferred rent and other		1,835,000	1,782,000
Total Liabilities	330,124,000	312,888,000	275,060,000
Commitments and contingencies (Notes 8 and 11)
Stockholders’ deficit:
Preferred Stock, Value	19,542,000	19,542,000	9,635,000
Convertible Class A common stock, Value	1,000	0	0
Convertible Class B common stock, Value	103,000	101,000	101,000
Common Stock, Value	0	0	0
Additional paid-in capital	21,676,000	19,003,000	16,664,000
Accumulated other comprehensive loss	(886,000)	(1,046,000)	(546,000)
Accumulated deficit	(300,484,000)	(251,110,000)	(238,173,000)
Total stockholders’ deficit	(260,048,000)	(213,510,000)	(212,319,000)
Total liabilities and stockholders’ deficit	70,076,000	99,378,000	62,741,000
GP Investments Acquisition Corp [Member]
Current assets:
Cash and cash equivalents	1,551	1,551	967,449
Prepaid expenses and other	13,750	217,668	7,951
Total current assets	15,301	219,219	975,400
Cash and marketable securities held in Trust Account	158,208,595	173,051,990	172,578,252
Long-term assets:
Total assets	158,223,896	173,271,209	173,553,652
Current liabilities:
Accrued expenses	188,834	63,009	19,968
Advances from related party	57,140	635,681	0
Total current liabilities	245,974	698,690	19,968
Deferred underwriting fees	6,037,500	6,037,500	6,037,500
Promissory note - related party	2,980,631	1,900,000	0
Long-term liabilities:
Total Liabilities	9,264,105	8,636,190	6,057,468
Commitments and contingencies (Notes 8 and 11)
Shares subject to possible redemption	143,959,790	159,635,018	162,496,183
Stockholders’ deficit:
Preferred Stock, Value	0	0	0
Common Stock, Value	573	565	532
Additional paid-in capital	8,058,351	7,991,327	5,130,195
Accumulated deficit	(3,058,923)	(2,991,891)	(130,726)
Total stockholders’ deficit	5,000,001	5,000,001	5,000,001
Total liabilities and stockholders’ deficit	$ 158,223,896	$ 173,271,209	$ 173,553,652